Other Payables	12 Months Ended
Dec. 31, 2024
Other payables [Abstract]
Other payables

15.    Other payables

	December 31, 2023	December 31, 2024
Professional fee payable	$2,746,599	$5,220,515
Salaries and bonuses payable	2,248,023	2,312,157
Brand promotion/advertising fees payable	161,368	266,726
Labor and health insurance payable	303,092	281,123
Sales tax payable	603,336	389,459
Other expense payable	842,608	569,104
	$6,905,026	$9,039,084

Professional fee payable is for legal, accounting and consulting services related to the acquisition of MG, de-SPAC transaction, annual audit and interim review.